Document and Entity Information	Mar. 01, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	VERRA MOBILITY CORPORATION
Entity Central Index Key	0001682745
Entity Emerging Growth Company	false
Entity File Number	1-37979
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3563824
Entity Address, Address Line One	1150 N. Alma School Road
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85201
City Area Code	480
Local Phone Number	443-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VRRM
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	VRRMW